DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2024
Derivative Liabilities
DERIVATIVE LIABILITIES

NOTE 5. DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency. In addition, the Company identified embedded derivatives related to a convertible promissory note issued in 2021 (see Note 8). These embedded derivatives include certain conversion features. The derivative liabilities are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2022	$14,690
Change in fair value of derivative liabilities	683
Foreign exchange effect on derivative liability	153
Balance, December 31, 2023	15,526
Change in fair value of derivative liabilities	875
Foreign exchange effect on derivative liability	(1,232)
Balance, December 31, 2024	$15,169

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2024	2023	2022
Volatility	622.8%	451.9%	322.4%
Expected life	7.6 to 9.13 years	0.13 to 9.42 years	0.41 to 9.99 years
Risk-free interest rate	2.87% - 3.23%	3.09% - 3.88%	3.27% - 4.06%
Dividend yield	0.00%	0.00%	0.00%